                                                \------------------------------\
                                                \ OMB APPROVAL                 \
                                                \------------------------------\
                                                \OMB Number: 3235-0570         \
                                                \Expires: November 30, 2005    \
                                                \Estimated average burden      \
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06719
                                  ----------------------------------------------

                                  BB&T Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     3435 Stelzer Road                  Columbus, OH               43219
--------------------------------------------------------------------------------
                 (Address of principal executive offices)       (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 228-1872
                                                    ----------------------------

Date of fiscal year end:   December 31, 2003
                        ---------------------------

Date of reporting period:  June 30, 2003
                         --------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[LOGO] BB&T Funds
Sensible Investing for Generations/R/



                              SEMI-ANNUAL REPORT


                               EQUITY INDEX FUND


                                CLASS A   SHARES
                                CLASS B   SHARES
                                CLASS C   SHARES

                                 JUNE 30, 2003

   LETTER AND SEMI-ANNUAL REPORT FROM THE PRESIDENT AND THE INVESTMENT ADVISOR


Dear Shareholders:

We are pleased to send you this semiannual report for the BB&T Equity Index Fund, for the six-month period that ended June 30, 2003.

After three straight years of negative performance, the stock market sharply reversed direction and posted strong returns for the period. To be precise, after a sluggish opening to 2003, stocks shot up in the second calendar quarter; all of the market's gains came during the latter three months of our reporting period.

Because the Fund seeks investment returns that closely track those of the S&P 500(R) Stock Index/1/, a benchmark widely viewed as representative of the overall stock market, the Fund's performance followed a similar pattern: down modestly during the first three months of the period, up strongly from April through June.

Underlying the market's performance during the period was a seesaw pattern of declines and gains. Responding to impending war with Iraq, markets generally trended downward through mid-March. A spike in oil prices, increased geopolitical tension, and a sluggish economic climate contributed to investor wariness. At the onset of the invasion of Iraq, equities rebounded, gaining strength when it appeared that the conflict would be brief. As the war reached a successful conclusion, markets responded positively, leading an upward march through the remainder of the reporting period.

Although resolution of uncertainties surrounding the war helped stocks to rally, in many ways the economic picture remained cloudy. Unemployment continued to rise during the reporting period and some industries were still plagued with overcapacity. Spending on the consumer level remained healthy, although these spending levels failed to carry over into the business capital arena. In an effort to boost economic activity, the Federal Reserve Board (the "Fed") cut short-term interest rates by 0.25% to 1.00%, the lowest level since the Eisenhower Administration.

Within the index, sector performance was positive. Information technology, utility, and consumer discretionary stocks were the best performers, and the financial sector also did quite well. Again, as an index fund, the BB&T Equity Index Fund enjoyed sector-specific results that were closely correlated to those of its benchmark.

Powerful moves in the stock market often are the product of investors' positive expectations for future economic growth, and the period did feature a number of significant economic events. Clearly, the most noteworthy was passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003, President Bush's sweeping tax-reform package. The bill's key measures--an increased child credit, tax breaks for married couples, reductions in tax rates for dividends and capital gains, and accelerated income tax cuts--are supportive of equities as an asset class.

In addition, as noted earlier, the Fed again lowered interest rates at its June meeting, taking the benchmark Fed Funds rate down to a level not seen since 1958.

President Bush, Congress, and the Fed have acted. As a result, fresh capital is flowing through the economy and borrowing costs are lower for both consumers and businesses. This last point is especially important, because while consumer spending continues to be critical to an economic recovery, business investment will have to emerge to carry a recovery forward.

Looking forward, we are optimistic the recovery will continue, though robust growth is not a certainty. Gross Domestic Product growth is still sluggish and unemployment figures remain uncomfortably persistent. However, overall, we think conditions are positive for both the economy and the stock market.

Designed to track the S&P 500(R) Stock Index, the Fund should benefit from any future upward momentum in stocks.

Sincerely,

/s/ Walter B. Grimm
Walter B. Grimm
President
BB&T Funds

/s/ Keith F. Karlawish
Keith F. Karlawish, CFA
President and Chief Investment Officer
BB&T Asset Management, Inc.


   This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. The BB&T Funds are distributed by BISYS Fund Services LP. The BB&T Funds are NOT FDIC INSURED and are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. Investment products involve investment risk, including the possible loss of principal.

/1/ "S&P" 500 is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Fund or Master Portfolio. The S&P 500(R) Stock Index is generally representative of the performance of U.S. common stocks. The index is unmanaged and does not include the fees and expenses associated with a mutual fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

 /2/The Gross Domestic Product growth is the measure of the market value of the goods and services produced by labor and property in the United States.

  BB&T EQUITY INDEX FUND

Master Portfolio Manager                                                                    [GRAPHIC]

Barclays Global Fund Advisors, a subsidiary of
Barclays Global Investors, N.A. (S&P 500(R) Index                     Portfolio Managers' Perspective
Master Portfolio)
BB&T Asset Management, Inc. (BB&T Equity Index Fund)    "Investing in an index fund such as ours is based on the
                                                        belief that it's very difficult to 'beat the market' on a
Unlike with many traditional, actively managed          consistent basis.  Our approach, then, is to take advantage investment funds, there is no single portfolio manager  of the stock market's long-term growth potential, while
who makes investment decisions for the BB&T Equity      controlling costs, to help shareholders potentially build
Index Fund. Instead, the Fund invests substantially     wealth over time.  We believe the Fund is an excellent
all its assets in the S&P 500(R) Index Master           diversification tool for novice and experienced investors
Portfolio which is managed by a team of investment      alike, and can serve as the foundation of most equity
professionals from Barclays, who use a specially             investors' asset allocation strategies."
designed software program to maintain a close match to
the characteristics of the S&P 500 Index.


--------------------------------------------------------------------------------
-------------------------------


The BB&T Equity Index Fund seeks to provide investment results that correspond as closely as practicable, before fees and expenses, to the total return of the broad range of stocks represented in the S&P 500(R) Stock Index. The Fund employs a two-tier structure, commonly referred to as "master-feeder". The BB&T Equity Index Fund (the "Feeder Fund") invests all of its investable assets in the S&P 500(R) Index Master portfolio ("Master Portfolio"). For simplicity sake, all discussion of the Fund's investment objective, strategies, risks and holdings refer also to the Master Portfolio's objectives, strategies, risks, and holdings unless otherwise indicated.

During the six months ended June 30, 2003, the Fund produced a 11.53% total return (Class A Shares without sales charge). The Fund's benchmark the S&P 500(R) Index produced a 11.75% return for the same period./1/

The U.S. equity markets posted their best quarterly performance since 1998. Most indexes erased first quarter losses and stand now in positive territory for the year. The end of the war with Iraq allowed markets to focus again on world economics and fundamentals. Although the strong performance was seen among all market capitalizations, small companies benefited the most from this rally.

At the sector level, we saw strong returns among Telecommunication names with a gain of 20.44% during the quarter. Securities in this sector lost 13.47% during the first quarter and plummeted 35.89% in 2002. The worst performing sector in the S&P 500, Energy, still managed to post a positive return for the quarter, rising 6.40%.

The Fed cut rates by 0.25% on June 25, bringing short-term rates to 1%, the lowest level in 45 years. The expectation was for a larger reduction (50 basis points); however, the smaller cut indicated the Fed was confident in the current state of the economy.

Many U.S. companies continued streamlining their workforce as unemployment rose to 6.4% in June, the highest level since April 1994. However, unemployment is commonly considered a lagging indicator since companies do not start hiring until after economic conditions have improved.

Both consumer spending and income rose in May, +0.1% and +0.3% respectively. In addition, consumer confidence rose to an 11 month high in May indicating lower interest rates and a rising stock market are helping generate optimism among U.S. consumers.


   Past Performance is not indicative of future results.
/1/ With the maximum sales charge of 5.75% the Fund's six month return as of June 30, 2003 for Class A Shares was 5.11%.

BB&T FUNDS
Equity Index Fund


         Statement of Assets and Liabilities
                                                           June 30, 2003
                                                            (Unaudited)
        Assets:
        Investment in S&P 500 Index Master Portfolio, at
         value (Note 1)................................... $ 94,594,535
        Receivable for capital shares issued..............      362,022
        Prepaid expenses and other........................        3,691
                                                           ------------
          Total Assets....................................   94,960,248
                                                           ------------
        Liabilities:
        Payable for capital shares redeemed...............      297,187
        Accrued expenses and other payables:
          Distribution fees...............................       29,603
          Other...........................................       24,193
                                                           ------------
          Total Liabilities...............................      350,983
                                                           ------------
        Net Assets:
        Capital stock.....................................  107,839,300
        Undistributed net investment income...............      516,233
        Accumulated undistributed net realized losses on
         investments......................................   (7,742,799)
        Net unrealized depreciation on investments........   (6,003,469)
                                                           ------------
          Net Assets...................................... $ 94,609,265
                                                           ============
        Net Assets
          Class A......................................... $ 83,254,680
          Class B.........................................   10,524,864
          Class C.........................................      829,721
                                                           ------------
          Total........................................... $ 94,609,265
                                                           ============
        Outstanding units of beneficial interests (shares)
          Class A.........................................   12,650,569
          Class B.........................................    1,625,399
          Class C.........................................      127,363
                                                           ------------
          Total...........................................   14,403,331
                                                           ============
        Net asset value
          Class A -- redemption price per share........... $       6.58
          Class B -- offering price per share*............         6.48
          Class C -- offering price per share*............         6.51
                                                           ============
        Maximum Sales Charge -- Class A...................         5.75%
                                                           ============
        Maximum Offering Price (100%/(100% - Maximum
         Sales Charge) of net asset value adjusted to the
         nearest cent) per share -- Class A............... $       6.98
                                                           ============

--------
* Redemption price per share varies by length of time shares are held.

        Statement of Operations
                                   For the Six Months Ended June 30, 2003
                                                             (Unaudited)
       Net Investment Income Allocated from Master
        Portfolio:
       Dividend income...................................... $   731,532
       Interest income......................................      47,255
       Foreign withholding tax..............................        (231)
       Expenses.............................................     (21,929)
                                                             -----------
         Net Investment Income Allocated from Master
          Portfolio.........................................     756,627
                                                             -----------
       Expenses:
       Administration and transfer agent fees (Note 3)......     120,185
       Distribution fees -- Class A.........................     194,745
       Distribution fees -- Class B.........................      46,196
       Distribution fees -- Class C.........................       3,808
       Fund accounting fees.................................      18,295
       Legal fees...........................................      10,927
       Printing fees........................................      11,087
       Audit fees...........................................      15,046
       Custodian fees.......................................       2,405
       Other................................................       6,083
                                                             -----------
         Gross expenses.....................................     429,777
         Expenses waived and reimbursed by the
          Administrator and Distributor.....................   (194,061)
                                                             -----------
         Total Expenses.....................................     234,716
                                                             -----------
       Net Investment Income................................     521,911
                                                             -----------
       Realized/Unrealized Gains (Losses) Allocated from
        Master Portfolio
       Net realized losses from investments.................  (1,171,187)
       Change in unrealized appreciation/depreciation from
        investments.........................................  12,790,252
                                                             -----------
       Net realized/unrealized gains (losses) allocated from
        Master Portfolio....................................  11,619,065
                                                             -----------
       Change in net assets resulting from operations....... $12,140,976
                                                             ===========

              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund



 Statements of Changes in Net Assets
                                                                    For the Six     For the
                                                                    Months Ended   Year Ended
                                                                      June 30,    December 31,
                                                                        2003          2002
                                                                    ------------  ------------
                                                                    (Unaudited)
From Investment Activities:
Operations:
  Net investment income............................................ $    521,911  $    640,064
  Net realized losses from investments.............................  (1,171,187)    (5,307,609)
  Change in unrealized appreciation/depreciation from investments..   12,790,252   (12,439,547)
                                                                    ------------  ------------
Change in net assets resulting from operations.....................   12,140,976   (17,107,092)
                                                                    ------------  ------------
Dividends to Class A Shareholders:
  From net investment income.......................................           --      (602,182)
Dividends to Class B Shareholders:
  From net investment income.......................................           --       (27,423)
Dividends to Class C Shareholders:
  From net investment income.......................................           --        (4,114)
                                                                    ------------  ------------
Change in net assets from shareholder dividends....................           --      (633,719)
                                                                    ------------  ------------
Capital Transactions:
  Proceeds from shares issued
    Class A........................................................   57,740,641    43,438,674
    Class B........................................................    1,377,287     4,369,524
    Class C........................................................      237,355     1,461,807
  Dividends Reinvested
    Class A........................................................      568,436       239,261
    Class B........................................................       27,336        42,778
    Class C........................................................        4,118           790
  Cost of shares redeemed
    Class A........................................................  (42,760,662)  (11,569,671)
    Class B........................................................     (579,490)   (1,367,321)
    Class C........................................................     (261,596)     (633,670)
                                                                    ------------  ------------
Change in net assets from capital transactions.....................   16,353,425    35,982,172
                                                                    ------------  ------------
Change in net assets...............................................   28,494,401    18,241,361
Net Assets:
  Beginning of period..............................................   66,114,864    47,873,503
                                                                    ------------  ------------
  End of period.................................................... $ 94,609,265  $ 66,114,864
                                                                    ============  ============
  Undistributed (distributions in excess of) net investment income. $    516,233  $     (5,678)
                                                                    ============  ============
Share Transactions:
  Issued
    Class A........................................................    9,744,484     6,161,295
    Class B........................................................      232,429       633,502
    Class C........................................................       39,387       209,429
  Reinvested
    Class A........................................................       96,345        31,073
    Class B........................................................        4,689         5,619
    Class C........................................................          703           104
  Redeemed
    Class A........................................................   (6,785,747)   (1,755,889)
    Class B........................................................      (99,799)     (212,275)
    Class C........................................................      (45,150)      (91,217)
                                                                    ------------  ------------
Change in shares...................................................    3,187,341     4,981,641
                                                                    ============  ============


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class A Shares
                                                             For the Six     For the      For the    September 11,
                                                             Months Ended   Year Ended   Year Ended    2000 thru
                                                               June 30,    December 31, December 31, December 31,
                                                                 2003          2002         2001        2000(a)
                                                             ------------  ------------ ------------ -------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $  5.90       $  7.70      $  8.83       $ 10.00
                                                               -------       -------      -------       -------
Investment Activities
  Net investment income.....................................      0.04          0.06         0.05          0.02
  Net realized/unrealized gains (losses) from investments...      0.64         (1.80)       (1.13)        (1.17)
                                                               -------       -------      -------       -------
  Total from Investment Activities..........................      0.68         (1.74)       (1.08)        (1.15)
                                                               -------       -------      -------       -------
Dividends:
  Net investment income.....................................        --         (0.06)       (0.05)        (0.02)
                                                               -------       -------      -------       -------
  Total Dividends...........................................        --         (0.06)       (0.05)        (0.02)
                                                               -------       -------      -------       -------
Net Asset Value -- End of Period............................   $  6.58       $  5.90      $  7.70       $  8.83
                                                               =======       =======      =======       =======
Total Return (excludes sales charge)........................     11.53%(b)    (22.56)%     (12.24)%      (11.50)%(b)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $83,255       $56,661      $39,700       $13,632
Ratio of expenses to average net assets.....................      0.50%(c)      0.55%        0.54%         0.55%(c)
Ratio of net investment income to average net assets........      1.28%(c)      1.08%        0.74%         1.42%(c)
Ratio of expenses to average net assets without fee waivers*      0.97%(c)      1.05%        1.10%         1.31%(c)
Portfolio turnover(d).......................................      4.00%        12.00%        9.00%        10.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from the commencement of operations.
(b)Not annualized
(c)Annualized
(d)This rate represents the portfolio turnover rate of the S&P 500(R) Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class B Shares
                                                             For the Six     For the      For the     September 11,
                                                             Months Ended   Year Ended   Year Ended     2000 thru
                                                               June 30,    December 31, December 31,  December 31,
                                                                 2003          2002         2001         2000(a)
                                                             ------------  ------------ ------------  -------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................   $  5.83       $  7.60      $  8.82        $ 10.00
                                                               -------       -------      -------        -------
Investment Activities
  Net investment income.....................................      0.01          0.02           -- (b)       0.02
  Net realized/unrealized gains (losses) from investments...      0.64         (1.77)       (1.18)         (1.18)
                                                               -------       -------      -------        -------
  Total from Investment Activities..........................      0.65         (1.75)       (1.18)         (1.16)
                                                               -------       -------      -------        -------
Dividends:
  Net investment income.....................................        --         (0.02)       (0.04)         (0.02)
                                                               -------       -------      -------        -------
  Total Dividends...........................................        --         (0.02)       (0.04)         (0.02)
                                                               -------       -------      -------        -------
Net Asset Value -- End of Period............................   $  6.48       $  5.83      $  7.60        $  8.82
                                                               =======       =======      =======        =======
Total Return (excludes sales charge)........................     11.15%(c)    (23.05)%     (13.37)%       (11.61)%(c)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................   $10,525       $ 8,678      $ 8,067        $   929
Ratio of expenses to average net assets.....................      1.25%(d)      1.30%        1.17%          1.30%(d)
Ratio of net investment income to average net assets........      0.51%(d)      0.34%        0.74%          1.92%(d)
Ratio of expenses to average net assets without fee waivers*      1.47%(d)      1.56%        1.37%          1.81%(d)
Portfolio turnover(e).......................................      4.00%        12.00%        9.00%         10.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Amount less than $0.005.
(c)Not annualized
(d)Annualized
(e)This rate represents the portfolio turnover rate of the S&P 500(R) Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS
Equity Index Fund


 Financial Highlights, Class C Shares
                                                             For the Six     For the     May 1, 2001
                                                             Months Ended   Year Ended       thru
                                                               June 30,    December 31,  December 31,
                                                                 2003          2002        2001(a)
                                                             ------------  ------------  ------------
                                                             (Unaudited)
Net Asset Value, Beginning of Period........................    $ 5.86       $  7.56        $ 8.34
                                                                ------       -------        ------
Investment Activities
  Net investment income.....................................      0.01          0.03 (b)        -- (c)
  Net realized/unrealized gains (losses) from investments...      0.64         (1.70)        (0.72)
                                                                ------       -------        ------
  Total from Investment Activities..........................      0.65         (1.67)        (0.72)
                                                                ------       -------        ------
Dividends:
  Net investment income.....................................        --         (0.03)        (0.06)
                                                                ------       -------        ------
  Total Dividends...........................................        --         (0.03)        (0.06)
                                                                ------       -------        ------
Net Asset Value -- End of Period............................    $ 6.51       $  5.86        $ 7.56
                                                                ======       =======        ======
Total Return (excludes sales charge)........................     11.09%(d)    (22.08)%       (8.68)%(d)

Ratios/Supplementary Data:
Net Assets, End of Period (000's)...........................    $  830       $   776        $  107
Ratio of expenses to average net assets.....................      1.25%(e)      1.30%         1.01%(e)
Ratio of net investment income to average net assets........      0.45%(e)      0.41%         1.09%(e)
Ratio of expenses to average net assets without fee waivers*      1.47%(e)      1.56%         1.52%(e)
Portfolio turnover(f).......................................      4.00%        12.00%         9.00%

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)Period from commencement of operations.
(b)Per share net investment income has been calculated using the daily average shares method.
(c)Amount less than $0.005.
(d)Not annualized.
(e)Annualized.
(f)This rate represents the portfolio turnover rate of the S&P 500(R) Index Master Portfolio.


              See accompanying notes to the financial statements.

BB&T FUNDS

                         Notes to Financial Statements
                                 June 30, 2003
                                  (Unaudited)


1. Organization:

   The BB&T Equity Index Fund (the "Fund") commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds ("Trust"), a Massachusetts business trust organized in 1992. The Fund invests all of its assets in the S&P 500(R) Index Master Portfolio (the "Master Portfolio") of the Master Investment Portfolio ("MIP"), a diversified open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The Fund is authorized to issue an unlimited number of shares without par value. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares.

   Each class of shares has identical rights and privileges with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies:

   The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    (A)Security Valuation--The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 3.32% in the net assets of the Master Portfolio at June 30, 2003. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    (B)Federal Income and Excise Taxes and Distributions to Shareholders--Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

       The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

       Expenses that are directly related to the Fund are allocated to the classes based on relative net assets or another reasonable method. Expenses directly attributable to a class of shares are charged directly to that class.

    (C)Securities Transactions and Income Recognition--The Fund records daily, its proportionate interest in the net investment income (losses) and realized/unrealized capital gains and losses of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio.

                                   Continued

BB&T FUNDS

                                 June 30, 2003
                                  (Unaudited)



3. Related Party Transactions:

   Under its Investment Advisory Agreement with respect to the Fund, BB&T Asset Management, Inc. ("BB&T") exercises general oversight over the investment performance of the Fund. BB&T will advise the Board of Trustees if investment of all of the Fund's assets in shares of the Master Portfolio is no longer an appropriate means of achieving the Fund's investment objective. For periods in which all the Fund's assets are not invested in the Master Portfolio, BB&T will receive an investment advisory fee from the Fund. For the period ended June 30, 2003, all of the Fund's assets were invested in the Master Portfolio and BB&T received no fees.

   BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio Limited Partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain trustees and officers of the Fund are affiliated, serves the Fund as administrator, distributor and transfer agent. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. BISYS, administrator for the Fund, and BISYS Ohio, transfer agent for the Fund, receives compensation at an all inclusive rate of 0.22% of the average net assets of the Fund. The fee is accrued daily and payable on a monthly basis. For the period ended June 30, 2003, BISYS has agreed to waive all of its fee for the Fund, the amount of such waiver was $96,689.

   The Fund has adopted a Distribution and Shareholder Services Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides for payments to the distributor of up to 0.50%, 1.00% and 1.00% for Class A Shares, Class B Shares and Class C Shares, respectively. The fees may be used by BISYS to pay banks, including the advisor, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of shares of the Fund. BISYS waived fees totaling $97,372 for distribution for the period ended June 30, 2003.

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

            Common Stocks (96.41%):
           Security                            Shares      Value
           --------                            ------- --------------
           Advertising (0.20%):
           Interpublic Group of Companies Inc. 119,121 $    1,593,839
           Omnicom Group Inc..................  57,658      4,134,079
                                                       --------------
                                                            5,727,918
                                                       --------------
           Aerospace/Defense (1.44%):
           Boeing Co. (The)................... 257,180      8,826,418
           General Dynamics Corp..............  60,415      4,380,087
           Goodrich (B.F.) Co.................  35,903        753,963
           Lockheed Martin Corp............... 137,751      6,552,815
           Northrop Grumman Corp..............  55,943      4,827,321
           Raytheon Co........................ 125,564      4,123,522
           Rockwell Collins Inc...............  54,585      1,344,429
           United Technologies Corp........... 143,177     10,141,227
                                                       --------------
                                                           40,949,782
                                                       --------------
           Airlines (0.16%):
           Delta Air Lines Inc................  37,668        552,966
           Southwest Airlines Co.............. 238,215      4,097,298
                                                       --------------
                                                            4,650,264
                                                       --------------
           Apparel (0.29%):
           Jones Apparel Group Inc./(1)/......  39,228      1,147,811
           Liz Claiborne Inc..................  32,812      1,156,623
           Nike Inc. Class B..................  80,805      4,322,259
           Reebok International Ltd./(1)/.....  18,116        609,241
           VF Corp............................  33,123      1,125,188
                                                       --------------
                                                            8,361,122
                                                       --------------
           Auto Manufacturers (0.54%):
           Ford Motor Company................. 560,186      6,156,444
           General Motors Corp................ 171,480      6,173,280
           Navistar International Corp./(1)/..  20,842        680,074
           PACCAR Inc.........................  35,546      2,401,488
                                                       --------------
                                                           15,411,286
                                                       --------------
           Auto Parts & Equipment (0.10%):
           Cooper Tire & Rubber Co............  22,440        394,720
           Dana Corp..........................  45,369        524,466
           Delphi Corp........................ 171,277      1,478,121
           Goodyear Tire & Rubber Co. (The)...  53,469        280,712
           Visteon Corp.......................  39,824        273,591
                                                       --------------
                                                            2,951,610
                                                       --------------
           Banks (7.23%):
           AmSouth Bancorp.................... 107,533      2,348,521
           Bank of America Corp............... 458,317     36,220,793
           Bank of New York Co. Inc. (The).... 235,841      6,780,429
           Bank One Corp...................... 349,545     12,996,083
           BB&T Corp.......................... 144,145      4,944,173
           Charter One Financial Inc..........  68,798      2,145,122
           Comerica Inc.......................  53,563      2,490,679
           Fifth Third Bancorp................ 175,722     10,075,899
           First Tennessee National Corp......  38,613      1,695,497
           FleetBoston Financial Corp......... 321,648      9,556,162
           Golden West Financial Corp.........  46,728      3,738,707
           Huntington Bancshares Inc..........  70,082      1,368,001
           KeyCorp............................ 129,451      3,271,227
           Marshall & Ilsley Corp.............  69,309      2,119,469

          Common Stocks, continued
         Security                               Shares      Value
         --------                               ------- --------------
         Banks, continued
         Mellon Financial Corp................. 131,958 $    3,661,834
         National City Corp.................... 187,092      6,119,779
         North Fork Bancorp Inc................  48,011      1,635,255
         Northern Trust Corp...................  67,500      2,820,825
         PNC Financial Services Group..........  86,580      4,225,970
         Regions Financial Corp................  67,915      2,294,169
         SouthTrust Corp....................... 104,179      2,833,669
         State Street Corp..................... 101,659      4,005,365
         SunTrust Banks Inc....................  85,733      5,087,396
         Synovus Financial Corp................  92,832      1,995,888
         U.S. Bancorp.......................... 587,241     14,387,404
         Union Planters Corp...................  60,698      1,883,459
         Wachovia Corp......................... 411,585     16,446,937
         Washington Mutual Inc................. 284,721     11,758,977
         Wells Fargo & Company................. 512,506     25,830,302
         Zions Bancorporation..................  27,629      1,398,304
                                                        --------------
                                                           206,136,295
                                                        --------------
         Beverages (2.72%):
         Anheuser-Busch Companies Inc.......... 255,299     13,033,014
         Brown-Forman Corp. Class B............  18,421      1,448,259
         Coca-Cola Co. (The)................... 753,625     34,975,736
         Coca-Cola Enterprises Inc............. 138,255      2,509,328
         Coors (Adolf) Company Class B.........  11,097        543,531
         Pepsi Bottling Group Inc..............  84,011      1,681,900
         PepsiCo Inc........................... 525,669     23,392,270
                                                        --------------
                                                            77,584,038
                                                        --------------
         Biotechnology (1.14%):
         Amgen Inc./(1)/....................... 385,356     25,603,053
         Biogen Inc./(1)/......................  45,379      1,724,402
         Chiron Corp./(1)/.....................  57,091      2,496,019
         Genzyme Corp. -- General Division/(1)/  65,990      2,758,382
                                                        --------------
                                                            32,581,856
                                                        --------------
         Building Materials (0.22%):
         American Standard Companies Inc./(1)/.  22,008      1,627,051
         Masco Corp............................ 145,917      3,480,120
         Vulcan Materials Co...................  31,075      1,151,950
                                                        --------------
                                                             6,259,121
                                                        --------------
         Chemicals (1.37%):
         Air Products & Chemicals Inc..........  69,498      2,891,117
         Ashland Inc...........................  20,843        639,463
         Dow Chemical Co. (The)................ 280,049      8,670,317
         Du Pont (E.I.) de Nemours and Co...... 304,667     12,686,334
         Eastman Chemical Co...................  23,638        748,615
         Engelhard Corp........................  38,636        957,014
         Great Lakes Chemical Corp.............  15,312        312,365
         Hercules Inc./(1)/....................  33,515        331,798
         Monsanto Co...........................  79,924      1,729,555
         PPG Industries Inc....................  51,899      2,633,355
         Praxair Inc...........................  49,683      2,985,948
         Rohm & Haas Co........................  67,889      2,106,596
         Sherwin-Williams Co. (The)............  45,019      1,210,111
         Sigma-Aldrich Corp....................  21,732      1,177,440
                                                        --------------
                                                            39,080,028
                                                        --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

           Common Stocks, continued
          Security                             Shares       Value
          --------                            --------- --------------
          Commercial Services (1.06%):
          Apollo Group Inc. Class A/(1)/.....    53,585 $    3,309,410
          Block (H & R) Inc..................    54,768      2,368,716
          Cendant Corp./(1)/.................   311,741      5,711,095
          Concord EFS Inc./(1)/..............   149,041      2,193,884
          Convergys Corp./(1)/...............    45,418        726,688
          Deluxe Corp........................    16,972        760,346
          Donnelley (R.R.) & Sons Co.........    34,616        904,862
          Ecolab Inc.........................    80,351      2,056,986
          Equifax Inc........................    43,238      1,124,188
          McKesson Corp......................    88,651      3,168,387
          Monster Worldwide Inc./(1)/........    34,149        673,760
          Moody's Corp.......................    45,420      2,394,088
          Paychex Inc........................   115,121      3,374,197
          Quintiles Transnational Corp./(1)/.    36,106        512,344
          Robert Half International Inc./(1)/    52,196        988,592
                                                        --------------
                                                            30,267,543
                                                        --------------
          Computers (5.48%):
          Apple Computer Inc./(1)/...........   111,789      2,137,406
          Cisco Systems Inc./(1)/............ 2,147,336     35,839,038
          Computer Sciences Corp./(1)/.......    57,249      2,182,332
          Dell Computer Corp./(1)/...........   785,781     25,113,561
          Electronic Data Systems Corp.......   146,300      3,138,135
          EMC Corp./(1)/.....................   669,325      7,007,833
          Gateway Inc./(1)/..................    98,834        360,744
          Hewlett-Packard Co.................   933,764     19,889,173
          International Business Machines
           Corp..............................   528,619     43,611,067
          Lexmark International Inc./(1)/....    38,989      2,759,252
          NCR Corp./(1)/.....................    29,289        750,384
          Network Appliance Inc./(1)/........   103,803      1,682,647
          Sun Microsystems Inc./(1)/.........   987,804      4,543,898
          SunGard Data Systems Inc./(1)/.....    86,960      2,253,134
          Unisys Corp./(1)/..................   100,177      1,230,174
          Veritas Software Corp./(1)/........   126,855      3,636,933
                                                        --------------
                                                           156,135,711
                                                        --------------
          Cosmetics/Personal Care (2.43%):
          Alberto-Culver Co. Class B.........    17,924        915,916
          Avon Products Inc..................    71,882      4,471,060
          Colgate-Palmolive Co...............   164,578      9,537,295
          Gillette Co. (The).................   312,483      9,955,708
          International Flavors & Fragrances
           Inc...............................    28,796        919,456
          Kimberly-Clark Corp................   155,683      8,117,312
          Procter & Gamble Co................   396,066     35,321,166
                                                        --------------
                                                            69,237,913
                                                        --------------
          Distribution/Wholesale (0.28%):
          Costco Wholesale Corp./(1)/........   139,512      5,106,139
          Genuine Parts Co...................    53,156      1,701,524
          Grainger (W.W.) Inc................    28,008      1,309,654
                                                        --------------
                                                             8,117,317
                                                        --------------
          Diversified Financial Services (9.05%):
          American Express Co................   396,832     16,591,546
          American International Group Inc...   797,946     44,030,660
          Bear Stearns Companies Inc. (The)..    30,292      2,193,747
          Capital One Financial Corp.........    69,252      3,405,813

          Common Stocks, continued
         Security                              Shares       Value
         --------                             --------- --------------
         Diversified Financial Services, continued
         Citigroup Inc....................... 1,574,871 $   67,404,479
         Countrywide Financial Corp..........    39,943      2,778,835
         Fannie Mae..........................   299,788     20,217,703
         Federated Investors Inc. Class B....    33,460        917,473
         Franklin Resources Inc..............    77,612      3,032,301
         Freddie Mac.........................   210,337     10,678,809
         Goldman Sachs Group Inc. (The)......   143,688     12,033,870
         Janus Capital Group Inc.............    73,136      1,199,430
         JP Morgan Chase & Co................   621,367     21,238,324
         Lehman Brothers Holdings Inc........    74,189      4,932,085
         MBNA Corp...........................   390,814      8,144,564
         Merrill Lynch & Co. Inc.............   284,582     13,284,288
         Morgan Stanley......................   332,601     14,218,693
         Providian Financial Corp./(1)/......    88,549        819,964
         Schwab (Charles) Corp. (The)........   413,017      4,167,342
         SLM Corp............................   138,411      5,421,559
         T. Rowe Price Group Inc.............    37,403      1,411,963
                                                        --------------
                                                           258,123,448
                                                        --------------
         Electric (2.58%):
         AES Corp. (The)/(1)/................   187,264      1,189,126
         Allegheny Energy Inc................    38,333        323,914
         Ameren Corp.........................    49,296      2,173,954
         American Electric Power Co. Inc.....   120,800      3,603,464
         Calpine Corp./(1)/..................   116,439        768,497
         CenterPoint Energy Inc..............    93,327        760,615
         Cinergy Corp........................    53,840      1,980,774
         CMS Energy Corp.....................    43,904        355,622
         Consolidated Edison Inc.............    68,279      2,955,115
         Constellation Energy Group Inc......    50,546      1,733,728
         Dominion Resources Inc..............    95,064      6,109,763
         DTE Energy Co.......................    51,359      1,984,512
         Duke Energy Corp....................   275,625      5,498,719
         Edison International/(1)/...........    99,603      1,636,477
         Entergy Corp........................    69,052      3,644,565
         Exelon Corp.........................    99,172      5,931,477
         FirstEnergy Corp....................    91,023      3,499,834
         FPL Group Inc.......................    56,055      3,747,277
         Mirant Corp./(1)/...................   123,218        357,332
         NiSource Inc........................    80,268      1,525,092
         PG&E Corp./(1)/.....................   125,120      2,646,288
         Pinnacle West Capital Corp..........    27,887      1,044,368
         PPL Corp............................    51,541      2,216,263
         Progress Energy Inc.................    73,642      3,232,884
         Public Service Enterprise Group Inc.    69,077      2,918,503
         Southern Company....................   220,759      6,878,850
         TECO Energy Inc.....................    53,912        646,405
         TXU Corp............................    98,535      2,212,111
         Xcel Energy Inc.....................   121,901      1,833,391
                                                        --------------
                                                            73,408,920
                                                        --------------
         Electrical Components & Equipment (0.09%):
         American Power Conversion
          Corp./(1)/.........................    60,049        936,164
         Molex Inc...........................    58,568      1,580,750
         Power-One Inc./(1)/.................    25,176        180,008
                                                        --------------
                                                             2,696,922
                                                        --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

            Common Stocks, continued
           Security                            Shares      Value
           --------                            ------- --------------
           Electronics (0.57%):
           Agilent Technologies Inc./(1)/..... 144,124 $    2,817,624
           Applera Corp. -- Applied Biosystems
            Group.............................  64,061      1,219,081
           Jabil Circuit Inc./(1)/............  60,719      1,341,890
           Johnson Controls Inc...............  27,264      2,333,798
           Millipore Corp./(1)/...............  14,806        656,942
           Parker Hannifin Corp...............  36,113      1,516,385
           PerkinElmer Inc....................  38,499        531,671
           Sanmina-SCI Corp./(1)/............. 155,853        983,432
           Solectron Corp./(1)/............... 253,584        948,404
           Symbol Technologies Inc............  70,457        916,646
           Tektronix Inc./(1)/................  26,077        563,263
           Thermo Electron Corp./(1)/.........  49,610      1,042,802
           Thomas & Betts Corp./(1)/..........  17,814        257,412
           Waters Corp./(1)/..................  38,107      1,110,057
                                                       --------------
                                                           16,239,407
                                                       --------------
           Engineering & Construction (0.03%):
           Fluor Corp.........................  24,906        837,838
                                                       --------------
                                                              837,838
                                                       --------------
           Entertainment (0.09%):
           International Game Technology
            Inc./(1)/.........................  26,117      2,672,553
                                                       --------------
                                                            2,672,553
                                                       --------------
           Environmental Control (0.18%):
           Allied Waste Industries Inc./(1)/..  64,160        644,808
           Waste Management Inc............... 181,029      4,360,989
                                                       --------------
                                                            5,005,797
                                                       --------------
           Food (1.79%):
           Albertson's Inc.................... 112,357      2,157,254
           Archer-Daniels-Midland Co.......... 197,291      2,539,135
           Campbell Soup Co................... 125,543      3,075,803
           ConAgra Foods Inc.................. 164,242      3,876,111
           General Mills Inc.................. 113,034      5,358,942
           Heinz (H.J.) Co.................... 107,469      3,544,328
           Hershey Foods Corp.................  40,168      2,798,103
           Kellogg Co......................... 124,449      4,277,312
           Kroger Co./(1)/.................... 230,989      3,852,897
           McCormick & Co. Inc................  42,682      1,160,950
           Safeway Inc./(1)/.................. 134,977      2,761,629
           Sara Lee Corp...................... 237,891      4,474,730
           SUPERVALU Inc......................  40,877        871,498
           Sysco Corp......................... 198,828      5,972,793
           Winn-Dixie Stores Inc..............  42,992        529,232
           Wrigley (William Jr.) Co...........  68,831      3,870,367
                                                       --------------
                                                           51,121,084
                                                       --------------
           Forest Products & Paper (0.52%):
           Boise Cascade Corp.................  17,787        425,109
           Georgia-Pacific Corp...............  76,521      1,450,073
           International Paper Co............. 146,487      5,233,980
           Louisiana-Pacific Corp./(1)/.......  31,891        345,698
           MeadWestvaco Corp..................  61,258      1,513,073
           Plum Creek Timber Co. Inc..........  56,078      1,455,224
           Temple-Inland Inc..................  16,508        708,358
           Weyerhaeuser Co....................  66,984      3,617,136
                                                       --------------
                                                           14,748,651
                                                       --------------

           Common Stocks, continued
          Security                              Shares      Value
          --------                              ------- --------------
          Gas (0.16%):
          KeySpan Corp.........................  48,096 $    1,705,003
          Nicor Inc............................  13,438        498,684
          Peoples Energy Corp..................  11,003        471,919
          Sempra Energy........................  63,423      1,809,458
                                                        --------------
                                                             4,485,064
                                                        --------------
          Hand/Machine Tools (0.31%):
          Black & Decker Corp..................  23,805      1,034,327
          Emerson Electric Co.................. 128,757      6,579,483
          Snap-On Inc..........................  17,766        515,747
          Stanley Works (The)..................  26,225        723,810
                                                        --------------
                                                             8,853,367
                                                        --------------
          Health Care (4.53%):
          Aetna Inc............................  46,440      2,795,688
          Anthem Inc./(1)/.....................  42,332      3,265,914
          Bard (C.R.) Inc......................  15,906      1,134,257
          Bausch & Lomb Inc....................  16,251        609,412
          Baxter International Inc............. 182,747      4,751,422
          Becton, Dickinson & Co...............  77,894      3,026,182
          Biomet Inc...........................  79,022      2,264,771
          Boston Scientific Corp./(1)/......... 125,461      7,665,667
          Guidant Corp.........................  94,594      4,199,028
          HCA Inc.............................. 156,593      5,017,240
          Health Management Associates Inc.
           Class A.............................  72,958      1,346,075
          Humana Inc./(1)/.....................  49,345        745,109
          Johnson & Johnson.................... 908,205     46,954,199
          Manor Care Inc./(1)/.................  27,645        691,401
          Medtronic Inc........................ 373,056     17,895,496
          Quest Diagnostics Inc./(1)/..........  32,206      2,054,743
          St. Jude Medical Inc./(1)/...........  55,027      3,164,053
          Stryker Corp.........................  60,719      4,212,077
          Tenet Healthcare Corp./(1)/.......... 142,922      1,665,041
          UnitedHealth Group Inc............... 181,342      9,112,436
          WellPoint Health Networks Inc./(1)/..  44,539      3,754,638
          Zimmer Holdings Inc./(1)/............  60,076      2,706,424
                                                        --------------
                                                           129,031,273
                                                        --------------
          Home Builders (0.12%):
          Centex Corp..........................  19,030      1,480,344
          KB Home..............................  14,533        900,755
          Pulte Homes Inc......................  18,720      1,154,275
                                                        --------------
                                                             3,535,374
                                                        --------------
          Home Furnishings (0.11%):
          Leggett & Platt Inc..................  59,145      1,212,473
          Maytag Corp..........................  23,920        584,126
          Whirlpool Corp.......................  20,968      1,335,662
                                                        --------------
                                                             3,132,261
                                                        --------------
          Household Products/Wares (0.35%):
          American Greetings Corp. Class A/(1)/  20,099        394,744
          Avery Dennison Corp..................  33,775      1,695,505
          Clorox Co............................  66,370      2,830,681
          Fortune Brands Inc...................  44,509      2,323,370
          Newell Rubbermaid Inc................  83,845      2,347,660
          Tupperware Corp......................  17,778        255,292
                                                        --------------
                                                             9,847,252
                                                        --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

            Common Stocks, continued
           Security                            Shares      Value
           --------                            ------- --------------
           Insurance (3.07%):
           ACE Ltd............................  80,946 $    2,775,638
           AFLAC Inc.......................... 157,141      4,832,086
           Allstate Corp. (The)............... 215,318      7,676,087
           Ambac Financial Group Inc..........  32,492      2,152,595
           AON Corp...........................  95,459      2,298,653
           Chubb Corp.........................  56,611      3,396,660
           CIGNA Corp.........................  42,866      2,012,130
           Cincinnati Financial Corp..........  49,146      1,822,825
           Hancock (John) Financial Services
            Inc...............................  88,371      2,715,641
           Hartford Financial Services Group
            Inc...............................  85,583      4,309,960
           Jefferson-Pilot Corp...............  43,539      1,805,127
           Lincoln National Corp..............  54,268      1,933,569
           Loews Corp.........................  56,690      2,680,870
           Marsh & McLennan Companies Inc..... 163,846      8,367,615
           MBIA Inc...........................  44,067      2,148,266
           MetLife Inc........................ 232,514      6,584,796
           MGIC Investment Corp...............  30,249      1,410,813
           Principal Financial Group Inc...... 100,096      3,228,096
           Progressive Corp. (The)............  66,572      4,866,413
           Prudential Financial Inc........... 168,246      5,661,478
           SAFECO Corp........................  42,303      1,492,450
           St. Paul Companies Inc.............  69,592      2,540,804
           Torchmark Corp.....................  35,586      1,325,579
           Travelers Property Casualty Corp.
            Class B........................... 307,822      4,854,353
           UNUMProvident Corp.................  87,937      1,179,235
           XL Capital Ltd. Class A............  41,775      3,467,325
                                                       --------------
                                                           87,539,064
                                                       --------------
           Iron / Steel (0.06%):
           Allegheny Technologies Inc.........  24,504        161,726
           Nucor Corp.........................  23,929      1,168,932
           United States Steel Corp...........  31,489        515,475
                                                       --------------
                                                            1,846,133
                                                       --------------
           Leisure Time (0.41%):
           Brunswick Corp.....................  27,575        689,927
           Carnival Corp...................... 192,264      6,250,503
           Harley-Davidson Inc................  92,485      3,686,452
           Sabre Holdings Corp................  43,788      1,079,374
                                                       --------------
                                                           11,706,256
                                                       --------------
           Lodgingm (0.26%):
           Harrah's Entertainment Inc./(1)/...  33,620      1,352,869
           Hilton Hotels Corp................. 115,183      1,473,191
           Marriott International Inc. Class A  71,007      2,728,089
           Starwood Hotels & Resorts
            Worldwide Inc.....................  61,339      1,753,682
                                                       --------------
                                                            7,307,831
                                                       --------------
           Machinery (0.54%):
           Caterpillar Inc.................... 105,356      5,864,115
           Cummins Inc........................  12,668        454,655
           Deere & Co.........................  73,208      3,345,606
           Dover Corp.........................  61,922      1,855,183
           Ingersoll-Rand Co. Class A.........  51,795      2,450,939
           McDermott International Inc./(1)/..  19,820        125,461
           Rockwell Automation Inc............  56,807      1,354,279
                                                       --------------
                                                           15,450,238
                                                       --------------

             Common Stocks, continued
            Security                        Shares       Value
            --------                       --------- --------------
            Manufacturers (4.95%):
            Cooper Industries Ltd.........    28,539 $    1,178,661
            Crane Co......................    18,084        409,241
            Danaher Corp..................    46,736      3,180,385
            Eastman Kodak Co..............    87,741      2,399,716
            Eaton Corp....................    22,808      1,792,937
            General Electric Co........... 3,057,452     87,687,723
            Honeywell International Inc...   262,411      7,045,735
            Illinois Tool Works Inc.......    94,073      6,194,707
            ITT Industries Inc............    28,090      1,838,771
            Pall Corp.....................    37,664        847,440
            Textron Inc...................    41,402      1,615,506
            3M Co.........................   119,556     15,420,334
            Tyco International Ltd........   610,833     11,593,610
                                                     --------------
                                                        141,204,766
                                                     --------------
            Media (3.82%):
            AOL Time Warner Inc./(1)/..... 1,375,695     22,134,933
            Clear Channel Communications
             Inc./(1)/....................   187,851      7,963,004
            Comcast Corp. Class A/(1)/....   688,068     20,765,892
            Dow Jones & Co. Inc...........    24,955      1,073,814
            Gannett Co. Inc...............    82,157      6,310,479
            Knight Ridder Inc.............    24,978      1,721,734
            McGraw-Hill Companies Inc.
             (The)........................    58,383      3,619,746
            Meredith Corp.................    15,189        668,316
            New York Times Co. Class A....    46,187      2,101,509
            Tribune Co....................    94,503      4,564,495
            Univision Communications Inc.
             Class A/(1)/.................    70,087      2,130,645
            Viacom Inc. Class B/(1)/......   537,241     23,455,942
            Walt Disney Co. (The).........   625,007     12,343,888
                                                     --------------
                                                        108,854,397
                                                     --------------
            Metal Fabricate/Hardware (0.01%):
            Worthington Industries Inc....    26,211        351,227
                                                     --------------
                                                            351,227
                                                     --------------
            Mining (0.45%):
            Alcoa Inc.....................   258,536      6,592,668
            Freeport-McMoRan Copper & Gold
             Inc..........................    44,434      1,088,633
            Newmont Mining Corp...........   123,008      3,992,840
            Phelps Dodge Corp./(1)/.......    27,218      1,043,538
                                                     --------------
                                                         12,717,679
                                                     --------------
            Office/Business Equipment (0.19%):
            Pitney Bowes Inc..............    71,726      2,754,996
            Xerox Corp./(1)/..............   239,090      2,531,963
                                                     --------------
                                                          5,286,959
                                                     --------------
            Oil & Gas Producers (5.04%):
            Amerada Hess Corp.............    27,488      1,351,860
            Anadarko Petroleum Corp.......    76,292      3,392,705
            Apache Corp...................    49,420      3,215,265
            Burlington Resources Inc......    61,478      3,324,115
            ChevronTexaco Corp............   326,811     23,595,754
            ConocoPhillips................   207,620     11,377,576
            Devon Energy Corp.............    70,581      3,769,025
            EOG Resources Inc.............    35,121      1,469,463

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

            Common Stocks, continued
           Security                           Shares       Value
           --------                          --------- --------------
           Oil & Gas Producers, continued
           Exxon Mobil Corp................. 2,043,444 $   73,380,074
           Kerr-McGee Corp..................    30,828      1,381,094
           Kinder Morgan Inc................    37,325      2,039,811
           Marathon Oil Corp................    94,903      2,500,694
           Nabors Industries Ltd./(1)/......    44,528      1,761,082
           Noble Corp./(1)/.................    40,946      1,404,448
           Occidental Petroleum Corp........   115,990      3,891,465
           Rowan Companies Inc./(1)/........    28,598        640,595
           Sunoco Inc.......................    23,419        883,833
           Transocean Inc./(1)/.............    97,775      2,148,117
           Unocal Corp......................    78,897      2,263,555
                                                       --------------
                                                          143,790,531
                                                       --------------
           Oil & Gas Services (0.59%):
           Baker Hughes Inc.................   102,960      3,456,367
           BJ Services Co./(1)/.............    48,324      1,805,385
           Halliburton Co...................   133,688      3,074,824
           Schlumberger Ltd.................   178,107      8,472,550
                                                       --------------
                                                           16,809,126
                                                       --------------
           Packaging & Containers (0.13%):
           Ball Corp........................    17,419        792,739
           Bemis Co.........................    16,219        759,049
           Pactiv Corp./(1)/................    48,725        960,370
           Sealed Air Corp./(1)/............    25,795      1,229,390
                                                       --------------
                                                            3,741,548
                                                       --------------
           Pharmaceuticals (8.32%):
           Abbott Laboratories..............   477,500     20,895,400
           Allergan Inc.....................    39,827      3,070,662
           AmerisourceBergen Corp...........    33,753      2,340,771
           Bristol-Myers Squibb Co..........   592,937     16,098,240
           Cardinal Health Inc..............   136,621      8,784,730
           Forest Laboratories Inc./(1)/....   111,032      6,079,002
           King Pharmaceuticals Inc./(1)/...    73,725      1,088,181
           Lilly (Eli) & Co.................   343,692     23,704,437
           MedImmune Inc./(1)/..............    77,084      2,803,545
           Merck & Co. Inc..................   685,958     41,534,757
           Pfizer Inc....................... 2,415,319     82,483,144
           Schering-Plough Corp.............   449,311      8,357,185
           Watson Pharmaceuticals Inc./(1)/.    32,737      1,321,593
           Wyeth............................   406,230     18,503,777
                                                       --------------
                                                          237,065,424
                                                       --------------
           Pipelines (0.11%):
           Dynegy Inc. Class A..............   113,732        477,674
           El Paso Corp.....................   183,276      1,480,870
           Williams Companies Inc...........   158,234      1,250,049
                                                       --------------
                                                            3,208,593
                                                       --------------
           Real Estate Investment Trusts (0.31%):
           Apartment Investment & Management
            Co. Class A.....................    28,708        993,297
           Equity Office Properties Trust...   123,302      3,330,387
           Equity Residential...............    83,332      2,162,465
           Simon Property Group Inc.........    57,790      2,255,544
                                                       --------------
                                                            8,741,693
                                                       --------------

          Common Stocks, continued
         Security                              Shares       Value
         --------                             --------- --------------
         Retail (7.18%):
         AutoNation Inc./(1)/................    86,248 $    1,355,819
         AutoZone Inc./(1)/..................    27,412      2,082,490
         Bed Bath & Beyond Inc./(1)/.........    90,305      3,504,737
         Best Buy Co. Inc./(1)/..............    98,555      4,328,536
         Big Lots Inc./(1)/..................    35,635        535,950
         Circuit City Stores Inc.............    63,614        559,803
         CVS Corp............................   120,494      3,377,447
         Darden Restaurants Inc..............    51,640        980,127
         Dillards Inc. Class A...............    25,845        348,132
         Dollar General Corp.................   101,955      1,861,698
         eBay Inc./(1)/......................    97,118     10,117,753
         Family Dollar Stores Inc............    52,597      2,006,576
         Federated Department Stores Inc.....    57,385      2,114,637
         Gap Inc. (The)......................   272,389      5,110,018
         Home Depot Inc......................   702,973     23,282,466
         Kohls Corp./(1)/....................   103,632      5,324,612
         Limited Brands Inc..................   159,860      2,477,830
         Lowe's Companies Inc................   238,541     10,245,336
         May Department Stores Co. (The).....    88,197      1,963,265
         McDonald's Corp.....................   389,177      8,585,245
         Nordstrom Inc.......................    41,495        809,982
         Office Depot Inc./(1)/..............    94,427      1,370,136
         Penney (J.C.) Co. Inc. (Holding Co.)    82,228      1,385,542
         RadioShack Corp.....................    51,537      1,355,938
         Sears, Roebuck and Co...............    94,046      3,163,707
         Staples Inc./(1)/...................   148,902      2,732,352
         Starbucks Corp./(1)/................   119,425      2,928,301
         Target Corp.........................   278,589     10,541,808
         Tiffany & Co........................    44,412      1,451,384
         TJX Companies Inc...................   156,322      2,945,106
         Toys R Us Inc./(1)/.................    65,090        788,891
         Walgreen Co.........................   313,507      9,436,561
         Wal-Mart Stores Inc................. 1,339,656     71,899,338
         Wendy's International Inc...........    34,804      1,008,272
         Yum! Brands Inc./(1)/...............    89,575      2,647,837
                                                        --------------
                                                           204,627,632
                                                        --------------
         Semiconductors (3.15%):
         Advanced Micro Devices Inc./(1)/....   105,623        677,043
         Altera Corp./(1)/...................   117,071      1,919,964
         Analog Devices Inc./(1)/............   111,726      3,890,299
         Applied Materials Inc./(1)/.........   506,961      8,040,401
         Applied Micro Circuits Corp./(1)/...    92,844        561,706
         Broadcom Corp. Class A/(1)/.........    85,644      2,133,392
         Intel Corp.......................... 1,999,021     41,547,652
         KLA-Tencor Corp./(1)/...............    58,197      2,705,579
         Linear Technology Corp..............    95,716      3,083,012
         LSI Logic Corp./(1)/................   114,644        811,680
         Maxim Integrated Products Inc.......    99,292      3,394,793
         Micron Technology Inc./(1)/.........   186,110      2,164,459
         National Semiconductor Corp./(1)/...    55,765      1,099,686
         Novellus Systems Inc./(1)/..........    45,831      1,678,377
         NVIDIA Corp./(1)/...................    48,617      1,118,677
         PMC-Sierra Inc./(1)/................    51,603        605,303
         QLogic Corp./(1)/...................    28,713      1,387,699
         Teradyne Inc./(1)/..................    56,517        978,309
         Texas Instruments Inc...............   528,964      9,309,766
         Xilinx Inc./(1)/....................   103,178      2,611,435
                                                        --------------
                                                            89,719,232
                                                        --------------

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

           Common Stocks, continued
          Security                            Shares       Value
          --------                           --------- --------------
          Software (5.30%):
          Adobe Systems Inc.................    70,893 $    2,273,539
          Autodesk Inc......................    34,262        553,674
          Automatic Data Processing Inc.....   183,030      6,197,396
          BMC Software Inc./(1)/............    71,398      1,165,929
          Citrix Systems Inc./(1)/..........    50,701      1,032,272
          Computer Associates International
           Inc..............................   176,798      3,939,059
          Compuware Corp./(1)/..............   115,478        666,308
          Electronic Arts Inc./(1)/.........    44,530      3,294,775
          First Data Corp...................   228,881      9,484,829
          Fiserv Inc./(1)/..................    59,072      2,103,554
          IMS Health Inc....................    74,512      1,340,471
          Intuit Inc./(1)/..................    62,843      2,798,399
          Mercury Interactive Corp./(1)/....    26,090      1,007,335
          Microsoft Corp.................... 3,284,408     84,113,689
          Novell Inc./(1)/..................   112,371        346,103
          Oracle Corp./(1)/................. 1,604,156     19,281,955
          Parametric Technology Corp./(1)/..    80,582        245,775
          PeopleSoft Inc./(1)/..............    96,786      1,702,466
          Siebel Systems Inc./(1)/..........   149,663      1,427,785
          Symantec Corp./(1)/...............    45,164      1,980,893
          Yahoo! Inc./(1)/..................   184,503      6,044,318
                                                       --------------
                                                          151,000,524
                                                       --------------
          Telecommunication Equipment (0.86%):
          ADC Telecommunications Inc./(1)/..   244,884        570,090
          Andrew Corp./(1)/.................    29,996        275,963
          Avaya Inc./(1)/...................   116,495        752,558
          CIENA Corp./(1)/..................   143,902        746,851
          Comverse Technology Inc./(1)/.....    57,503        864,270
          JDS Uniphase Corp./(1)/...........   437,232      1,534,684
          Lucent Technologies Inc./(1)/..... 1,265,077      2,568,106
          Motorola Inc......................   708,304      6,679,307
          QUALCOMM Inc......................   241,465      8,632,374
          Scientific-Atlanta Inc............    45,695      1,089,369
          Tellabs Inc./(1)/.................   126,198        829,121
                                                       --------------
                                                           24,542,693
                                                       --------------
          Telecommunications (1.89%):
          AT&T Wireless Services Inc./(1)/..   829,479      6,810,023
          Citizens Communications Co./(1)/..    86,627      1,116,622
          Corning Inc./(1)/.................   387,106      2,860,713
          Nextel Communications Inc.
           Class A/(1)/.....................   314,443      5,685,129
          Qwest Communications International
           Inc./(1)/........................   518,419      2,478,043
          Sprint Corp. (PCS Group)/(1)/.....   312,903      1,799,192
          Verizon Communications Inc........   841,332     33,190,547
                                                       --------------
                                                           53,940,269
                                                       --------------
          Telephone (1.95%):
          Alltel Corp.......................    95,202      4,590,640
          AT&T Corp.........................   240,476      4,629,163
          BellSouth Corp....................   565,095     15,048,480
          CenturyTel Inc....................    43,751      1,524,722
          SBC Communications Inc............ 1,016,351     25,967,768
          Sprint Corp. (FON Group)..........   274,967      3,959,525
                                                       --------------
                                                           55,720,298
                                                       --------------

           Common Stocks, continued
          Security                           Shares         Value
          --------                         ------------ --------------
          Textiles (0.07%):
          Cintas Corp.....................       52,119 $    1,847,097
                                                        --------------
                                                             1,847,097
                                                        --------------
          Tobacco (1.08%):
          Altria Group Inc................      619,507     28,150,398
          R.J. Reynolds Tobacco Holdings
           Inc............................       25,871        962,660
          UST Inc.........................       51,124      1,790,874
                                                        --------------
                                                            30,903,932
                                                        --------------
          Toys / Games /Hobbies (0.12%):
          Hasbro Inc......................       53,038        927,635
          Mattel Inc......................      134,459      2,543,964
                                                        --------------
                                                             3,471,599
                                                        --------------
          Transportation (1.39%):
          Burlington Northern Santa Fe
           Corp...........................      114,098      3,244,947
          CSX Corp........................       65,329      1,965,750
          FedEx Corp......................       91,251      5,660,300
          Norfolk Southern Corp...........      119,193      2,288,506
          Union Pacific Corp..............       77,708      4,508,618
          United Parcel Service Inc.
           Class B........................      344,231     21,927,515
                                                        --------------
                                                            39,595,636
                                                        --------------
          Trucking & Leasing (0.02%):
          Ryder System Inc................       19,154        490,725
                                                        --------------
                                                               490,725
                                                        --------------
          Total Common Stocks
           (Cost: $2,840,355,304).........               2,748,672,117
                                                        --------------
           Short Term Instruments (8.41%):
                                            Shares or
          Security                          Principal       Value
          --------                         ------------ --------------
          Barclays Global Investors Funds
           Institutional Money Market
           Fund, Institutional Shares/(2)/  166,375,722    166,375,722
          Barclays Global Investors Funds
           Prime Money Market Fund,
           Institutional Shares/(2)/......   24,246,059     24,246,059
          BlackRock Temp Cash Money
           Market Fund/(2)/...............    1,222,710      1,222,710
          Short Term Investment Co. --
           Liquid Assets Money Market
           Portfolio/(2)/.................    6,357,794      6,357,794
          Short Term Investment Co. --
            Prime Money Market Portfolio,
           Institutional Shares/(2)/......    2,694,007      2,694,007
          Abbey National Treasury Services
           PLC, Time Deposit
            1.38%, 07/01/03/(2)/.......... $  1,616,404      1,616,404
          Beta Finance Inc., Floating Rate
           Note
            1.06%, 05/20/04/(2)/..........    1,346,801      1,346,801
            1.17%, 08/15/03/(2)/..........    2,020,618      2,020,618
          Canadian Imperial Bank of
           Commerce, Floating Rate Note
            1.07%, 10/30/03/(2)/..........    1,077,602      1,077,602

                                   Continued

             S&P 500 Index Master Portfolio Schedule of Investments
                                                      June 30, 2003
                                                        (Unaudited)

           Short Term Instruments, continued
          Security                           Principal      Value
          --------                           ---------- --------------
          CC USA Inc., Floating Rate Note
            1.10%, 04/19/04/(2)/............ $1,185,304 $    1,185,304
            1.31%, 05/24/04/(2)/............  2,693,737      2,693,737
          Dorada Finance Inc., Floating Rate
           Note
            1.06%, 05/20/04/(2)/............  2,693,602      2,693,602
          Five Finance Inc., Floating Rate
           Note
            1.15%, 04/15/04/(2)/............  1,347,003      1,347,003
          HBOS Treasury Services PLC,
           Floating Rate Note
            1.27%, 06/24/04/(2)/............  2,694,007      2,694,007
          Holmes Financing PLC, Floating
           Rate Bond
            1.14%, 04/15/04/(2)/............    538,801        538,801
          K2 USA LLC, Floating Rate Note
            1.15%, 05/17/04/(2)/............  1,346,936      1,346,936
            1.22%, 04/13/04/(2)/............  1,346,936      1,346,936
          Links Finance LLC, Floating Rate
           Note
            0.98%, 06/28/04/(2)/............  1,346,734      1,346,734
            1.08%, 03/29/04/(2)/............  1,347,003      1,347,003
            1.29%, 05/04/04/(2)/............  1,346,936      1,346,936
          Sigma Finance Inc., Floating Rate
           Note
            1.13%, 10/15/03/(2)/............  2,693,872      2,693,872
          U.S. Treasury Bill
            0.85%, 09/25/03/(3)(4)/.........  9,450,000      9,430,627
          White Pine Finance LLC, Floating
           Rate Note
            1.07%, 04/20/04/(2)/............  1,347,003      1,347,003
            1.14%, 05/17/04/(2)/............  1,616,404      1,616,404
                                                        --------------
          Total Short Term Instruments
           (Cost: $239,934,156).............               239,932,622
                                                        --------------

          Repurchase Agreements (0.07%)
         Security                           Principal       Value
         --------                           ---------- --------------
         Bank of America NA Repurchase
          Agreement, dated 06/30/03, due
          07/01/03, with an effective yield
          of 1.30%./(2)/................... $1,347,003 $    1,347,003
         Merrill Lynch Government
          Securities Inc. Repurchase
          Agreement, dated 06/30/03, due
          07/01/03, with an effective yield
          of 1.38%./(2)/...................    538,801        538,801
                                                       --------------
         Total Repurchase Agreements
          (Cost: $1,885,804)...............                 1,885,804
                                                       --------------
         Total Investments in
          Securities (104.89%)
           (Cost $3,082,175,264)...........             2,990,490,543
                                                       --------------
         Other Assets, Less
          Liabilities (4.89%)..............              (139,522,597)
                                                       --------------
         Net Assets (100.00%)..............            $2,850,967,946
                                                       ==============

--------
/(1)/Non-income earning securities.
/(2)/All or a portion of this security represents investments of securities lending collateral.
/(3)/Yield to Maturity.
/(4)/This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio



         Statement of Assets and Liabilities
                                                           June 30, 2003
                                                             (Unaudited)
        Assets:
        Investments in securities, at value (including
         securities on loan /(1)/) (Cost: $3,082,175,264)
         (Note 1)........................................ $2,990,490,543
        Receivables:
        Dividends and interest...........................      3,505,157
                                                          --------------
          Total Assets...................................  2,993,995,700
                                                          --------------
        Liabilities:
        Payables:
        Due to broker -- variation margin................         22,260
        Collateral for securities loaned (Note 4)........    142,749,585
        Advisory fees (Note 2)...........................        255,909
                                                          --------------
          Total Liabilities..............................    143,027,754
                                                          --------------
        Net Assets....................................... $2,850,967,946
                                                          ==============

--------
/(1)/Securities on loan with market value of $137,590,771. See Note 4.

        Statement of Operations
                                   For the Six Months Ended June 30, 2003
                                                              (Unaudited)
       Net Investment Income:
       Dividends (Net of foreign withholding tax of
        $6,109)............................................ $ 21,247,302
       Interest............................................      748,126
       Securities lending income...........................       44,064
                                                            ------------
         Total investment income...........................   22,039,492
                                                            ------------
       Expenses (Note 2):
       Advisory fees.......................................      620,619
                                                            ------------
         Total expenses....................................      620,619
                                                            ------------
       Net investment income...............................   21,418,873
                                                            ------------
       Realized and Unrealized Gain (loss) on
        Investments:
       Net realized loss on sale of investments............  (51,725,104)
       Net realized gain on futures contracts..............    7,697,446
       Net change in unrealized appreciation (depreciation)
        of investments.....................................  310,520,446
       Net change in unrealized appreciation (depreciation)
        of futures contracts...............................    1,004,340
                                                            ------------
       Net gain on investments.............................  267,497,128
                                                            ------------
       Net increase in Net Assets Resulting From
        Operations......................................... $288,916,001
                                                            ============

  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio




 Statements of Changes in Net Assets
                                                                       For the Six       For the
                                                                       Months Ended     Year Ended
                                                                         June 30,      December 31,
                                                                           2003            2002
                                                                      --------------  --------------
                                                                       (Unaudited)
Increase (decrease) In Net Assets
Operations:
  Net investment income.............................................. $   21,418,873  $   40,577,166
  Net realized loss..................................................    (44,027,658)   (255,819,289)
  Net change in unrealized appreciation (depreciation)...............    311,524,786    (457,092,164)
                                                                      --------------  --------------
Net increase (decrease) in net assets resulting from operations......    288,916,001    (672,334,287)
                                                                      --------------  --------------
Interestholder transactions:
  Contributions......................................................    680,765,775   1,124,925,648
  Withdrawals........................................................   (458,632,915)   (904,586,226)
                                                                      --------------  --------------
Net increase in net assets resulting from interestholder transactions    222,132,860     220,339,422
                                                                      --------------  --------------
Increase (decrease) in net assets....................................    511,048,861    (451,994,865)
Net Assets:
  Beginning of period................................................  2,339,919,085   2,791,913,950
                                                                      --------------  --------------
  End of period...................................................... $2,850,967,946  $2,339,919,085
                                                                      ==============  ==============



  The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio

                         Notes to Financial Statements
                                 June 30, 2003
                                  (Unaudited)



1. Significant Accounting Policies

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate only to the S&P 500(R) Index Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation

   The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S.
Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value.
Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

Security Transactions and Income Recognition

   Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

Federal Income Taxes

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

                                   Continued

S&P 500 Index Master Portfolio

                                 June 30, 2003
                                  (Unaudited)



Futures Contracts

   The Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

   As of June 30, 2003, the open futures contracts outstanding were as follows:

                                                            Net
            Number of Futures Expiration    Notional     Unrealized
            Contracts  Index     Date    Contract Value Depreciation
            --------- ------- ---------- -------------- ------------
               421... S&P 500  09/19/03   $103,833,680  $(1,393,955)

   The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,450,000.

Repurchase Agreements

   The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolio at June 30, 2003 represent collateral from securities on loan.

2. Agreements and other Transactions with Affiliates

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

   Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned $20,982 in securities lending agent fees.

                                   Continued

S&P 500 Index Master Portfolio

                                 June 30, 2003
                                  (Unaudited)



   SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

   MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

   Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

   Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

   Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

   Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. Investment Portfolio Transactions

   Investment transactions (excluding short-term investments) for the six months ended June 30, 2003, were as follows:

                         Purchases at cost $330,630,186
                         Sales proceeds...   85,664,742

   At June 30, 2003, the cost of investments for federal income tax purposes was $3,225,296,197. Net unrealized depreciation aggregated $234,805,654, of which $189,022,448 represented gross unrealized appreciation on securities and $423,828,102 represented gross unrealized depreciation on securities.

4. Portfolio Securities Loaned

   The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of

                                   Continued

S&P 500(R) Index Master Portfolio

                                 June 30, 2003
                                  (Unaudited)


at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

   As of June 30, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturity of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5. Financial Highlights

   Financial highlights for the Master Portfolio were as follows:

                                  Six Months
                                     Ended        Year Ended   Year Ended   Year Ended  Period Ended    Year Ended   Year Ended
                                   June 30,      December 31, December 31, December 31, December 31,   February 28, February 28,
                                     2003            2002         2001         2000      1999/(1)/         1999         1998
                                  -----------    ------------ ------------ ------------ ------------   ------------ ------------
                                  (Unaudited)
Ratio of expenses to average net
 assets/(2)/.....................     0.05%           0.05%        0.05%       0.05%        0.05%          0.05%        0.05%
Ratio of net investment income to
 average net assets/(2)/.........     1.73%           1.57%        1.31%       1.22%        1.44%          1.61%        1.89%
Portfolio turnover rate..........       4 %            12 %          9 %        10 %          7 %           11 %          6 %
Total return.....................    11.68%/(3)/    (22.05)%     (11.96)%     (9.19)%      19.82%/(3)/    19.65%       34.77%

--------
/(1)/For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
/(2)/Annualized for periods of less than one year.
/(3)/Not annualized.

                                                                          08/03

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so. Not applicable - Only effective for annual reports with periods ending on or after July 15, 2003.


Item 3. Audit Committee Financial Expert.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - Only effective for annual reports with periods ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable - Only effective for annual reports with periods ending on or after December 15, 2003.

Items 5-6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports with periods ending on or after July 15, 2003.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

(Registrant)  BB&T Funds

By (Signature and Title)*  /s/ Troy A. Sheets          Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date  September 5, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Walter B. Grimm         Walter B. Grimm, President
                         -------------------------------------------------------

Date  September 5, 2003

By (Signature and Title)*  /s/ Troy A. Sheets          Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date  September 5, 2003


* Print the name and title of each signing officer under his or her signature.